RELATED PARTY TRANSACTIONS - Employee Services Agreements (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Deposits	$ 78,977,702	$ 78,114,605
Affiliates | BSI
Related Party Transaction [Line Items]
Deposit assets	2,400
Short-term borrowings	692,300	752,300
Deposits	13,200	18,800
Santander | Affiliates | BSI
Related Party Transaction [Line Items]
Loan participation sold	$ 45,000	$ 210,000